Expendable Parts and Supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Material for repair and maintenance	$ 66,418	$ 93,654
Other inventories	3,686	3,315
Expendable parts and supplies, gross	70,104	96,969
Allowance for obsolescence	(1,004)	(10,439)
Expendable parts and supplies	$ 69,100	$ 86,530	$ 81,825